UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:  940 Southwood Blvd.
          Suite 200
          Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	May 12, 2000

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  100

Form 13F Information Table Value Total: $647,210
List of Other Included Managers:  None
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
VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)       PRN AMT   PRN  CALL  DSCRETN Mgrs  a) Sole  b) Shared c) None
CNF Trust I $2.500          TE CONS SER A    12612V205   "6,282"     "147,800"	SH          Sole        "147,800"       0       0
Crescent Real Estate        PFD CV A 6.75%   225756204   "2,066"     "145,000"	SH          Sole        "145,000"       0       0
Emmis Communications Corp.  PFD CV SER A     291525202   "4,182"      "63,000"	SH          Sole         "63,000"       0       0
Equity Residential Prop.    PFD CONV E 7%    29476L883   "8,827"     "396,700"	SH          Sole        "396,700"	0       0
Freeport McMoran Copper     PFD CV 0.05 SH   35671D501      887	      "59,850"	SH          Sole         "59,850"	0       0
Lab Corp of America (B)     PFD CVB PAYIN    50540R300   "9,398"     "119,145"	SH          Sole        "119,145"	0       0
Lab Corp of America (A)     PFD CV ESCH%A    50540R201  "23,244"     "294,700"	SH          Sole        "294,700"	0       0
Metromedia Int'l Group Inc. PFD CONV%        591695200  "13,078"     "408,700"	SH          Sole        "408,700"	0       0
National Australia Bank     CAP UTS EXCH BL  632525309   "4,402"     "182,000"	SH          Sole        "182,000"	0       0
Prologis Trust              PFD CV SBI B     743410300   "2,654"     "360,575"	SH          Sole        "360,575"	0       0
Simon Property Group Inc.   PFD CV B 6.50%   828806406   "2,313"      "33,400"	SH          Sole         "33,400"	0       0
Sovereign Capital Trust     UNIT EX 111229   845905306   "8,534"     "175,500"	SH          Sole        "175,500"	0       0
Treev PIK $0.84             PFD CONV SER A   894692201   "9,492"     "586,400"	SH          Sole        "586,400"	0       0
Orix Corporation            NT CONV 0.375%05 686330AA9      686	     "486,475"	PRN         Sole             0          0       0
AES Corportaion	            JRSBDBCV 4.5%05  00130HAN5   "8,449"   "5,500,000"	PRN         Sole             0          0       0
APP Finance VI Mauritius    LYONS NT ZERO 12 00202NAA3   "2,873"  "15,120,000"	PRN         Sole             0          0       0
Action Performance Co.      SBNTCV 4.75% 05  004933AB3      264	     "500,000"	PRN         Sole             0          0       0
Advanced Energy             SUBNTCV 5.25%06  007973AA8   "2,364"   "1,950,000"	PRN         Sole             0          0       0
Affiliated Computer Svc.    SB NT CV 4%05    008190AD2   "6,760"   "6,484,000"	PRN         Sole             0          0       0
Alexion Pharmaceuticals     SBNTCV 144A 07   015351AA7   "3,160"   "4,000,000"	PRN         Sole             0          0       0
"Alpharma, Inc."            SRSBNTCV 3%06    020813AD3   "4,222"   "3,400,000"	PRN         Sole             0          0       0
"Alpharma, Inc."            SB NT CV 5.75%05 020813AB7   "3,252"   "2,400,000"	PRN         Sole             0          0       0
Alza Corp.                  SUB LYON ZERO 14 022615AC2  "10,059"      "19,160"	PRN         Sole             0          0       0
Alza Corp.                  SUB DB CONV 5%06 022615AD0  "19,510"  "17,940,000"	PRN         Sole             0          0       0
At Home Corp.               SBNTCV 144A 06   045919AD9      623	     "750,000"	PRN         Sole             0          0       0
"Atrix Laboratories, Inc."  SUBNTCONV 7%04   04962LAC5   "2,340"   "3,000,000"	PRN         Sole             0          0       0
Aviron                      SBNTCV 5.75%05   053762AC4   "5,800"   "5,700,000"	PRN         Sole             0          0       0
BankAtlantic Bancorp Inc.   SBDVCV 6.75%06   065908AB1   "2,284"   "2,625,000"	PRN         Sole             0          0       0
BankAtlantic Bancorp Inc.   SBDBCV 5.625%07  065908AC9  "10,074"  "15,618,803"	PRN         Sole             0          0       0
Burr-Brown Corp.            SBNTCV 144A 07   122574AD8   "2,990"   "2,700,000"	PRN         Sole             0          0       0
CV Therapeutics             SBNTCV 144A 07   126667AA2   "2,283"   "2,550,000"	PRN         Sole             0          0       0
"Checkpoint Systems, Inc."  SBDBCV 5.25%05   162825AB9   "1,815"   "2,650,000"	PRN         Sole             0          0       0
Commscope Inc.              SB NT CV 4%06    203372AB3   "2,380"   "2,000,000"	PRN         Sole             0          0       0
DRS Technologies Inc.       SRSBDBCV 9%03    23330XAB6      881	     "780,000"	PRN         Sole             0          0       0
Danka Business Systems      SUBNTCV 6.75%02  236277AB5   "1,022"   "1,430,000"	PRN         Sole             0          0       0
Diamond Offshore Drill      SBNTCV 3.75%07   25271CAA0   "1,192"   "1,050,000"	PRN         Sole             0          0       0
Digital Island Inc.         SUB NT CV 6%05   25385NAA9   "3,538"   "5,000,000"	PRN         Sole             0          0       0
E*Trade Group Inc.          SUBNTCV 144A 07  269246AA2   "3,233"   "2,280,000"	PRN         Sole             0          0       0
Einstein/Noah Bagel Corp.   SBDBCV 7.25%04   282577AC9      446	   "1,050,000"	PRN         Sole             0          0       0
"Etoys, Inc."               SUBNTCV 144A 04  297862AA2      850	   "2,000,000"	PRN         Sole             0          0       0
Family Golf Centers         SBNTCV 5.75%04   30701AAC0   "1,339"   "5,580,000"	PRN         Sole             0          0       0
Financial Federal Corp.     SUBNTCV 4.5%05   317492AC0  "11,520"  "13,879,000"	PRN         Sole             0          0       0
Four Seasons                LYON ZERO CPN 29 25100EAD6  "29,795" "105,470,000"	PRN         Sole             0          0       0
Genesco Inc.                SUBNTCV 5.5%05   371532AL6   "1,829"   "2,135,000"	PRN         Sole             0          0       0
Healthcare Realty Trust     SBDBCV 6.55%02   421946AA2   "1,302"   "1,510,000"	PRN         Sole             0          0       0
Healthsouth Corp.           SBDBCV 3.25%03   421924AF8   "3,940"   "5,020,000"	PRN         Sole             0          0       0
Hewett-Packard Co.          SB LYON ZERO 17  428236AC7      613	          810	PRN         Sole             0          0       0
Hilton Hotels Corp.         Sub NT Conv 5%06 432848AL3   "5,351"   "6,995,000"	PRN         Sole             0          0       0
Human Genome Sciences       SUBNTCV 144A 07  444903AE8   "1,760"   "1,980,000"	PRN         Sole             0          0       0
Ibasis Inc.                 SBNTCV 5.75% 05  450732AA0   "4,313"   "6,250,000"	PRN         Sole             0          0       0
Incyte Pharmaceuticals      SUBNTCV 144A 07  45337CAA0   "1,304"   "1,600,000"	PRN         Sole             0          0       0
Inhale Therapeutics         SBNTCV 144A 07   457191AD6   "3,193"   "2,950,000"	PRN         Sole             0          0       0
Interim Services Inc.       SUBNTCV 4.5%05   45868PAA8  "10,878"  "13,450,000"	PRN         Sole             0          0       0
Internet Capital Group Inc. SUBNTCV 5.5%04   46059CAA4   "2,754"   "3,060,000"	PRN         Sole             0          0       0
Interpublic Group Co. Inc.  SUBNTCV 1.87%06  460690AJ9  "10,075"  "10,050,000"	PRN         Sole             0          0       0
Intevac Inc.                SBNTCV 6.5%04    461148AC2      118	     "225,000"	PRN         Sole             0          0       0
Invitrogen                  SUBNTCV 144A07   46185RAA8   "1,445"   "1,670,000"	PRN         Sole             0          0       0
Iomega Corp.                SBNTCV 6.75% 01  462030AA5      354	     "365,000"	PRN         Sole             0          0       0
Kellstrom                   SBNTCV 5.75%02   488035AC0   "8,702"  "15,540,000"	PRN         Sole             0          0       0
Kerr McGee Corp.            SBDBCV 5.25% 10  492386AP2  "33,546"  "29,155,000"	PRN         Sole             0          0       0
Lamar Advertising           NT CV 5.25% 06   512815AF8  "11,563"   "9,990,000"	PRN         Sole             0          0       0
Lennar Corportion           SRDBCV ZERO 18   526057AA2   "5,511"  "13,200,000"	PRN         Sole             0          0       0
MBL Intl Finance            GTD NT EXCH 3%02 55262XAA2   "3,510"   "3,155,000"	PRN         Sole             0          0       0
Magna International Inc.    SUB DEB CV 5%02  559222AE4  "14,124"  "14,655,000"	PRN         Sole             0          0       0
Magna International Inc.    SBDBCV 4.875%05  559222AG9  "21,106"  "24,190,000"	PRN         Sole             0          0       0
Mail-Well Inc.              SUBNTCONV 5%02   560321AD3   "3,888"   "4,800,000"	PRN         Sole             0          0       0
Metamor Worldwide Inc.      SBNTCV 2.94%04   59133PAA8   "1,445"   "1,700,000"	PRN         Sole             0          0       0
Millennium Pharmaceutical   SUBNTCV 144A 07  599902AA1   "2,584"   "2,775,000"	PRN         Sole             0          0       0
NCS Healthcare Inc.         SBDBCV 5.75%04   628874AC3   "4,070"  "11,000,000"	PRN         Sole             0          0       0
North American Vaccine      SUBNTCV 6.5%03   657201AC3   "1,773"   "2,825,000"	PRN         Sole             0          0       0
"Office Depot, Inc."        LYON SUB ZERO 07 676220AA4  "27,004"  "40,080,000"	PRN         Sole             0          0       0
Omnicare Inc.               SUB DEB CV 5%07  681904AD0  "18,916"  "25,604,000"	PRN         Sole             0          0       0
Orbital Sciences Corp.      SB NT CV 5% 02   685564AC0   "2,400"   "3,000,000"	PRN         Sole             0          0       0
Pep Boys                    SUB LYON ZERO 11 713278AJ8   "6,488"  "12,300,000"	PRN         Sole             0          0       0
Personnel Group             SBNTCV 5.75%04   715338AE9   "9,708"  "14,276,000"	PRN         Sole             0          0       0
"Petsmart, Inc."            SBNTCV 6.75%04   716768AB2   "2,335"   "3,663,000"	PRN         Sole             0          0       0
Phoenix Investment Partners SUBDBCONV 6%15   719085AA0  "16,645"  "16,082,500"	PRN         Sole             0          0       0
Phycor Inc.                 SUBDBCV 4.5% 03  71940FAB6   "1,238"   "3,020,000"	PRN         Sole             0          0       0
Pride International Inc.    SBDBCV ZERO 18   741932AB3   "1,570"   "4,000,000"	PRN         Sole             0          0       0
Quadramed Corp.             SBDBCV 5.25%05   74730WAC5   "5,676"  "12,612,000"	PRN         Sole             0          0       0
Reptron Electronics Inc.    SBNTCV 6.75%04   76026WAA7      575	     "840,000"	PRN         Sole             0          0       0
Sanmina Corp.               SUBNTCV 4.25%04  800907AB3  "11,963"   "7,300,000"	PRN         Sole             0          0       0
Seacor Holdings Inc.        SUBNTCV 5.375%06 811904AE1  "15,679"  "15,269,000"	PRN         Sole             0          0       0
Semtech Corp.               SBNTCV 144A 07   816850AB7   "2,737"   "2,900,000"	PRN         Sole             0          0       0
"Sepracor, Inc."            SUBDB CONV 7%05  817315AH7   "6,392"   "4,870,000"	PRN         Sole             0          0       0
SpaceHab Inc.               SUBNTCONV 8%07   846243AC7      185	     "250,000"	PRN         Sole             0          0       0
Standard Commerical Corp    SBDVCV 7.25% 07  853258AA9   "3,541"   "7,495,000"	PRN         Sole             0          0       0
Standard Motor Products     SBDBCV 6.75%09   853666AB1   "6,620"   "8,710,000"	PRN         Sole             0          0       0
Sunbeam Corp.               SRSDCV ZERO 18   867071AD4      175	   "1,000,000"	PRN         Sole             0          0       0
Telefonos de Mexico         SRDBCV 4.25% 04  879403AD5   "7,459"   "4,940,000"	PRN         Sole             0          0       0
Thermo Fibertek Inc.        SUBDBCV 144A04   88355WAA3  "18,438"  "21,692,000"	PRN         Sole             0          0       0
Thermo Instrument Sys       SUBDBCONV 4%05   883559AE6   "1,647"   "1,910,000"	PRN         Sole             0          0       0
Total Renal Care Hldg       SBNTCV 144A 7%09 89151AAA5      290	     "530,000"	PRN         Sole             0          0       0
"Tower Automotive, Inc."    SBNTCV 5%04      891707AE1   "6,676"   "7,630,000"	PRN         Sole             0          0       0
Triac Companies             SBDBCV ZERO 18   895918AB7  "14,219"  "57,450,000"	PRN         Sole             0          0       0
U.S. Diagnostic Labs Inc.   SUBDBCONV 9%03   90328QAB4   "3,838"   "5,815,000"	PRN         Sole             0          0       0
Waste Management Inc.       SUBNT CONV 4%02  94106LAA7      380	     "430,000"	PRN         Sole             0          0       0
Wellpoint Health Network    SBDBCV ZRO 19    94973HAA6  "30,463"  "44,390,000"	PRN         Sole             0          0       0
Young and Rubicam           SUBNTCV 144A05   987425AA3  "21,413"  "23,025,000"	PRN         Sole             0          0       0
Treev Inc.                  COM NEW          894692300      126	      "18,163"	PRN         Sole         "18,163"          0       0

COLUMN TOTALS                                          "647,210"

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